Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Information About ExplanationOf Not Applied New Standards Or Interpretations [Text Block]
These standards are required to be applied by the following dates:

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 1 and IAS 8	Presentation of Financial Statements and Accounting Policies, Changes in Accounting Estimates and Errors.	January, 1, 2020
Amendments to IFRS 3	Definition of a Business.	January, 1, 2020
IFRS 17	Insurance Contracts.	January, 1, 2021
Amendments to IAS 39, IFRS 7 and IFRS 9	Interest Rate Benchmark Reform.	January, 1, 2021

Exchange Rates Of Foreign Currencies Used For Financial Statements [Text Block]
The exchange rates of the primary foreign currencies, adjustment units and index used in the preparation of the consolidated financial statements are detailed as follows:

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	748.74	694.77	614.75
Euro	EUR	839.58	794.75	739.15
Argentine Peso	ARS	12.50	18.43	32.96
Uruguayan Peso	UYU	20.07	21.44	21.34
Canadian Dollar	CAD	573.26	509.62	491.05
Sterling Pound	GBP	983.24	882.36	832.09
Paraguayan Guarani	PYG	0.12	0.12	0.11
Swiss Franc	CHF	773.81	706.00	631.16
Bolivian	BOB	107.58	101.28	89.61
Australian Dollar	AUD	524.25	489.17	480.31
Danish Krone	DKK	112.41	106.44	99.31
Brazilian Real	BRL	186.51	179.59	185.64
Colombian Peso	COP	0.23	0.21	0.21
Adjustment units
Unidad de fomento (*)	UF	28,309.94	27,565.79	26,798.14
Unidad de indexada (**)	UI	87.98	86.19	79.62

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
(**) The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.

Identity Of Price Index table text block [Table Text Block]

Index used in hyperinflationary economies	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Argentina Consumer Price Index	284.14	184.13	124.80
Index percentage variation of Argentina Consumer Price Index	54.2%	47.5%	24.8%

Useful lives or depreciation rates, property, plant and equipment [Text Block]
The estimated useful lives of property, plant and equipment are detailed as follows:

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Fumiture and accesories	5 to 10
Other equipment (coolers and mayolicas)	5 to 8
Glass containers, and plastic containers	3 to 12
Vines in production	30